UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. Portfolio Sort by Sector(Annual Report & N-Q)
As of 12/31/2007

UPRIGHT GROWTH FUND
615 West Mt. Pleasant Ave
Livingston, NJ 07039

		Current
Description	Quantity	Value	Weight
-------------------------	----------	----------------	--------
Equities
Bank
Washington Mutual Inc *	20000	272200	3.29%

Biotechnology
Amgen Incorporated *	5100	236844	2.86%
Genetech Inc *	2000	134420	1.62%
		371264	4.48%

Computer
Apple Computer Inc *	1000	198080	2.39%
Dell Inc *	3000	73530	0.89%
		271610	3.28%

Diversified Company
General Electric Company	2000	74140	0.90%
Manitowoc Company Inc	12000	585960	7.08%
		660100	7.97%

Electronic
Corning Inc	15000	359850	4.35%
Vishay Intertechnology	15000	171150	2.07%
		531000	6.41%

Energy
El Paso Corporation	2000	34480	0.42%

Financial Service
Advanta Corp Cl A Vtg	33026	241089.8	2.91%
Citigroup Inc	3000	88320	1.07%
Countrywide Financial Cp	5000	44700	0.54%
		374109.8	4.52%

Food
Starbucks Corp *	3500	71645	0.87%

Healthcare
Unitedhealth Group Inc	11300	657660	7.94%

Industrial Service
Allied Waste Industries *	3000	33060	0.40%

Information Services
Moodys Corp *	1000	35700	0.43%

Insurance
American Intl Group Inc	2000	116600	1.41%

Internet
Google Inc *	900	622332	7.52%

Medical
Biovail Corp	14000	188440	2.28%
Merck & Co Inc	4000	232440	2.81%
Pfizer Incorporated	25000	568250	6.86%
		989130	11.95%

Networks
Cisco Systems Inc *	1900	51432.81	0.62%

Retail
Aeropostale Inc *	23000	609500	7.36%
Coach Inc *	2000	61160	0.74%
Timberland Co Cl A *	4000	72320	0.87%
		742980	8.97%

Semiconductor
Intel Corp	6000	159960	1.93%
Lsi Logic Corp *	17000	90270	1.09%
Micron Technology Inc *	3000	21750	0.26%
Silcon Motion Technology*	60000	1066800	12.88%
Taiwan Semiconductr Adrf	2869	28575.24	0.35%
Texas Instruments Inc	3500	116900	1.41%
		1484255.24	17.92%

Software & Services
Oracle Corporation *	10000	225800	2.73%

Storage Technology
E M C Corp Mass *	11000	203830	2.46%
Sandisk Corp *	15000	497550	6.01%
		701380	8.47%

Telecommunication
Directv Group Inc *	3000	69360	0.84%
Nokia Corp Spon Adr	7000	268730	3.25%
		338090	4.08%

		---------------	--------
		8584828.85	103.67%

Cash and Money Funds
Other Assets Less Other Liabilities—-3.67% *		-303867.57	-3.67%
		---------------	--------
		8280961.28	100.00%

* Non-income producing security

ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS

At December 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,463,966 amounted to $1,120,863 consisted of aggregate gross unrealized appreciation of $1,722,005 and aggregate gross unrealized depreciation of ($601,142)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 12, 2008

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: February 12, 2008

* Print the name and title of each signing officer under his or her signature.